Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of Lease Expense

The components of lease expense were as follows (in thousands):

	Year ended December 31,
	2021	2020
Short-term operating lease expense	$440	$41
Operating lease expense	563	301
Total lease expense	$1,003	$342

Schedule of Supplemental Cash Flow Information Related to Leases

Supplemental cash flow information related to leases for the years ended December 31, 2021 and 2020 was as follows (in thousands):

	Year ended December 31,
	2021	2020
Cash paid for amounts included in the measurement of operating lease liabilities	$506	$349

Schedule of Supplemental Balance Sheet Information Related to Leases

Supplemental balance sheet information related to leases was as follows:

	Year ended December 31,
	2021	2020
Weighted-average remaining lease term - operating leases (years)	9.7	11.3
Weighted-average discount rate - operating leases	13.4%	14.0%

Schedule of Maturities of Operating Lease Liabilities

As of December 31, 2021, the maturities of the Company’s operating lease liabilities were as follows (in thousands):

2022	$1,632
2023	1,714
2024	1,600
2025	1,510
2026	1,343
Thereafter	6,993
Total lease payments	14,792
Less effects of discounting	(6,633)
Present value of lease liabilities	$8,159